SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the Nine Months Ended and As of September 30, 2025
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,259,162	$1,488,384	$457,312	$3,204,858

Cost of revenue	(809,867)	(893,493)	(459,455)	(2,162,815)

Gross profit	$449,295	$594,891	$(2,143)	$1,042,043

Share of loss from operation of associate	-	(118)	-	(118)

Selling, general and administrative expenses and other income	(391,947)	(686,698)	(290,044)	(1,368,689)

Loss from operations	$57,348	$(91,925)	$(292,187)	$(326,764)

Total assets	$1,159,937	$2,032,230	$858,362	$4,050,529
Capital expenditure	$11,441	$20,045	$8,467	$39,953

	For the Nine Months Ended and As of September 30, 2025
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,204,858	$-	$3,204,858

Cost of revenue	(2,162,815)	-	(2,162,815)

Gross profit	$1,042,043	$-	$1,042,043

Share of loss from operation of associate	(118)	-	(118)

Selling, general and administrative expenses and other income	(1,060,317)	(308,372)	(1,368,689)

Loss from operations	$(18,392)	$(308,372)	$(326,764)

Total assets	$4,017,442	$33,087	$4,050,529
Capital expenditure	$39,953	$-	$39,953

	For the Nine Months Ended and As of September 30, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$988,436	$901,311	$204,841	$2,094,588

Cost of revenue	(539,252)	(352,247)	(588,137)	(1,479,636)

Gross profit	$449,184	$549,064	$(383,296)	$614,952

Share of loss from operation of associate	-	(41,751)	-	(41,751)

Selling, general and administrative expenses and other income	(308,236)	(335,145)	(320,468)	(963,849)

Loss from operations	$140,948	$172,168	$(703,764)	$(390,648)

Total assets	$1,194,048	$1,298,290	$1,241,431	$3,733,769
Capital expenditure	$33,559	$36,489	$34,891	$104,939

	For the Nine Months Ended and As of September 30, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$2,094,588	$-	$2,094,588

Cost of revenue	(1,479,636)	-	(1,479,636)

Gross profit	$614,952	$-	$614,952

Share of loss from operation of associate	(41,751)	-	(41,751)

Selling, general and administrative expenses and other income	(832,765)	(131,084)	(963,849)

Loss from operations	(259,564)	(131,084)	(390,648)

Total assets	$3,692,978	$40,791	$3,733,769
Capital expenditure	$104,939	$-	$104,939

	For the Year Ended and As of December 31, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,257,270	$1,801,730	$323,432	$3,382,432

Cost of revenue	(680,714)	(844,455)	(433,463)	(1,958,632)

Gross profit	$576,556	$957,275	$(110,031)	$1,423,800

Share of loss from operation of associate	-	(4,032)	(5,811)	(9,843)

Selling, general and administrative expenses and other income	(475,263)	(631,910)	(349,761)	(1,456,934)

Loss from operations	101,293	321,333	(465,603)	(42,977)

Total assets	$1,357,920	$1,805,491	$999,429	$4,162,840
Capital expenditure	$45,127	$60,002	$33,214	$138,343

	For the Year Ended and As of December 31, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,382,432	$-	$3,382,432

Cost of revenue	(1,958,632)	-	(1,958,632)

Gross profit	$1,423,800	$-	$1,423,800

Share of loss from operation of associate	(9,843)	-	(9,843)

Selling, general and administrative expenses and other income	(1,229,726)	(227,208)	(1,456,934)

Profit/(Loss) from operations	184,231	(227,208)	(42,977)

Total assets	$4,127,080	$35,760	$4,162,840
Capital expenditure	$138,343	$-	$138,343

	For the Year Ended and As of December 31, 2023
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,444,946	$1,356,969	$307,600	$3,109,515

Cost of revenue	(796,421)	(646,251)	(265,662)	(1,708,334)

Gross profit	$648,525	$710,718	$41,938	$1,401,181

Share of loss from operation of associate	-	-	(152)	(152)

Selling, general and administrative expenses and other income	(611,142)	(414,730)	(259,868)	(1,285,740)

Profit from operations	37,383	295,988	(218,082)	115,289

Total assets	$1,783,875	$1,210,566	$758,533	$3,752,974
Capital expenditure	$15,438	$10,476	$6,565	$32,479

	For the Year Ended and As of December 31, 2023
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,109,515	$-	$3,109,515

Cost of revenue	(1,708,334)	-	(1,708,334)

Gross profit	$1,401,181	$-	$1,401,181

Share of loss from operation of associate	(152)	-	(152)

Selling, general and administrative expenses and other income	(1,039,411)	(246,329)	(1,285,740)

Profit/(Loss) from operations	361,618	(246,329)	115,289

Total assets	$3,717,927	$35,047	$3,752,974
Capital expenditure	$32,479	$-	$32,479